Commitments and Contingencies - Additional Information (Detail) $ in Millions		9 Months Ended
	May 17, 2017 $ / bbl	Sep. 30, 2020 CAD ($) $ / bbl	Dec. 31, 2019 CAD ($)
Disclosure Of Commitments And Contingent Liabilities [Line Items]
Total commitments		$ 23,000
Transportation and storage commitments		22,000
Transportation Commitment		14,000	$ 13,000
Outstanding letter of credit		457	364
Estimated fair value of contingent payment		$ 46	$ 143
ConocoPhillips Company and Certain of its Subsidiaries [Member]
Disclosure Of Commitments And Contingent Liabilities [Line Items]
Quarterly payment tenure		5 years
Average crude oil price | $ / bbl		52.00
Estimated fair value of contingent payment		$ 46
Top of Range [Member] | ConocoPhillips Company and Certain of its Subsidiaries [Member]
Disclosure Of Commitments And Contingent Liabilities [Line Items]
Average crude oil price | $ / bbl	52.00
Railcar [Member] | Bottom of Range [Member]
Disclosure Of Commitments And Contingent Liabilities [Line Items]
Lease term		20 years